NOTES PAYABLE, RELATED PARTY (Details Narrative) - USD ($)			12 Months Ended
	Jun. 17, 2022	Jun. 15, 2022	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Dec. 09, 2022	Aug. 11, 2022
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Face Amount					$ 27,000,000.0
Proceeds from Notes Payable			$ 1,175,251
Payments for Loans				418,323
American Pacific Bancorp Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Face Amount		$ 5,700,000
Debt Instrument, Maturity Date		Jun. 01, 2024
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Periodic Payment		$ 43,897
Proceeds from Notes Payable	$ 5,522,829
American Pacific Ban Corp Inc Revolving Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Face Amount							$ 10,000,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Debt Instrument, Fee Amount							$ 600,000
Other Borrowings						$ 6,000,000.0
Debt Instrument, Debt Default, Amount				1,500,000
Interest Payable				$ 54,384
Decentralized Sharing Systems Inc [Member] | Assignment Of Limited Liability Company Interests Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Face Amount					27,000,000.0
Interest Payable					240,000
Secured Debt					$ 7,240,000